Note 11. Stockholders' Equity	12 Months Ended
Dec. 31, 2017
Notes
Note 11. Stockholders' Equity

Note 11.  Stockholders’ Equity

At December 31, 2017 and 2016, the Company had a stock option plan and non-plan options, which are described below.

Non-Plan Stock Options

In August of 2016, options to purchase 25,000 of common stock at a price of $0.75 per share previously issued to an honorary Director of the Company, expired.

Stock Option Plan

On December 19, 1988, the Company adopted a stock option plan (the “Plan”) for its officers and management personnel under which options could be granted to purchase up to 1,000,000 shares of the Company’s common stock. Accordingly, the Company reserved 1,000,000 shares for issuance under the Plan. The exercise price may not be less than 100% of the market value of the shares on the date of the grant. The options expire within ten years from the date of grant. At December 31, 2017, no options from this plan were issued or exercised.

Summary of Stock Options

A summary of the status of the Company’s fixed Plan and non-plan options as of December 31, 2017 and 2016, and changes during the years ended December 31, 2017 and 2016 is presented below.

	December 31, 2017		December 31, 2016
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Shares	Price	Shares	Price

Outstanding at beginning of year	3,415,000	$0.44	3,440,000	$0.44
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	-	-	25,000	0.75
Outstanding at end of year	3,415,000	$0.44	3,415,000	$0.44
Options exercisable at year-end	3,415,000		3,415,000
Weighted-average fair value of options granted during the year		$ 0.00		$0.00

The following tables summarize information about stock options outstanding and exercisable at December 31, 2017 and 2016:

December 31, 2017

	Options Outstanding			Options Exercisable
		Weighted-
	Number	Average	Weighted	Number	Weighted-
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exercise	At	Contractual	Exercise	At	Exercise
Prices	12/31/17	Life (Yrs.)	Price	12/31/17	Price

$.19	2,000,000.20		$0.19	2,000,000	$0.19
$.30	750,000.20		0.30	750,000	0.30
$.75	215,000.20		0.75	215,000	0.75
$1.25	150,000.20		1.25	150,000	1.25
$1.75	300,000	(a)	1.75	300,000	1.75
	3,415,000			3,415,000

December 31, 2016

	Options Outstanding			Options Exercisable
		Weighted-
	Number	Average	Weighted	Number	Weighted-
Range of	Outstanding	Remaining	Average	Exercisable	Average
Exercise	At	Contractual	Exercise	At	Exercise
Prices	12/31/16	Life (Yrs.)	Price	12/31/16	Price

$.19	2,000,000	1.20	$0.19	2,000,000	$0.19
$.30	750,000	1.20	0.30	750,000	0.30
$.75	215,000	1.20	0.75	215,000	0.75
$1.25	150,000	1.20	1.25	150,000	1.25
$1.75	300,000	(a)	1.75	300,000	1.75
	3,415,000			3,415,000

(a) These options expire upon payment in full of an outstanding note payable with an original due date of November 1, 2012. The note payable remains outstanding at December 31, 2017 and 2016.

On January 3, 2018, the Board of Directors voted to extend from March 13, 2018 to December 31, 2020, the expiration date for a total of 3,115,000 currently outstanding options previously issued to the Chairman, the President, the Vice President and two former employees of the Company. The Company is expected to record stock-based compensation expense of $21,570 in the first quarter of 2018.

Warrants

The Company has previously issued warrants to purchase shares of the Company’s common stock in conjunction with convertible promissory notes issued in private placements dated March 25, 2010 and October 25, 2010. The Company also issued warrants in conjunction with a private placement of shares of the Company’s common stock dated July 1, 2012. The Company also issued warrants for brokerage services rendered for issuance of convertible debentures in 2014.

A total of 1,061,500 warrants expired during the year ended December 31, 2017. A total of 100,000 warrants expired during the year ended December 31, 2016.  As of December 31, 2017, there are no warrants outstanding.

Preferred Stock

Series S Preferred Stock

On June 14, 1993, the Company issued 926,000 shares of $0.01 par value Series S Voting, Non-Convertible Preferred Stock to Austroinvest International, Inc. in exchange for proceeds of $1,000,080. The Company is required to pay quarterly cumulative dividends of three percent per annum on these shares.

These shares may be redeemed at the option of the Company at $1.08 per share plus $.0108 per share for each quarter that such shares are outstanding for a total of $2.14 per share at December 31, 2017. The shares also have a $1.08 per share preference in involuntary liquidation of the Company. At December 31, 2017 and 2016, outstanding Series S preferred stock totaled 926,000 shares. Cumulative dividends in arrears at December 31, 2017 and 2016 amounted to $195,000 and $165,000 respectively.

Series S-NR Preferred Stock

On September 13, 1993, the Company issued 900,000 shares of its $0.01 par value Series S-NR Voting, Non-Convertible, Non-Redeemable, Preferred Stock to Serco International Limited (a wholly-owned subsidiary of Austroinvest International, Inc.), in exchange for proceeds of $999,000. The Company is required to pay quarterly, non-cumulative dividends of three percent per annum on these shares. Upon involuntary liquidation of the Company, the liquidation preference of each share is $1.11. At December 31, 2017 and 2016, outstanding Series S-NR preferred stock totaled 900,000 shares.

Series S-PIK Preferred Stock

In March 1994, the Company offered, pursuant to Regulation S, one million units at $5.50 per unit, each unit consisting of one share of the Company’s $0.001 par value common stock and two shares of the Company’s Series S-PIK Junior, cumulative, convertible, non-redeemable, non-voting $0.01 par value preferred stock. Each share of Series S-PIK preferred stock is convertible into one share of the Company’s common voting stock at any time after February 15, 1995. No shares were converted during 2017 and 2016. The Series S-PIK preferred stock ranks junior to the Series S and Series S-NR preferred shares as to the distribution of assets upon liquidation, dissolution, or winding up of the Company. Upon liquidation of the Company, the S-PIK preferred stock will have a liquidation preference of $2.00 per share. A cumulative quarterly dividend of $0.04 per share is payable on Series S-PIK preferred stock. At December 31, 2017 and 2016, outstanding Series S-PIK preferred stock totaled 260,000 shares. Cumulative dividends in arrears at December 31, 2017 and 2016 amounted to $270,400 and $228,800, respectively.

Payment of Preferred Dividends

The Company did not pay any dividends due on its preferred stock in 2017 or 2016.